Document and Entity Information	9 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Entity Registrant Name	MINISO Group Holding Limited
Document Type	6-K
Document Period End Date	Mar. 31, 2022
Entity Central Index Key	0001815846
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3
Amendment Flag	false